OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (2,527,439)	$ (2,110,785)
Cash flows	562,327	(11,963)
Reclassifications	0	0
Effect of initial recognition under IFRS 16		(280,493)
Acquisitions - finance leases	(3,170)	(26,019)
Foreign exchange adjustments	4,633	(88,199)
Other non cash movements	(53,347)	(9,980)
Liabilities arising from financing activities, ending balance	(2,016,996)	(2,527,439)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(338,765)	(73,828)
Cash flows	54,779	53,850
Reclassifications	0	0
Effect of initial recognition under IFRS 16		(280,493)
Acquisitions - finance leases	(3,170)	(26,019)
Foreign exchange adjustments	(329)	(8,834)
Other non cash movements	(6,618)	(3,441)
Liabilities arising from financing activities, ending balance	(294,103)	(338,765)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(559,782)	(399,856)
Cash flows	511,203	231,967
Reclassifications	(306,414)	(306,262)
Effect of initial recognition under IFRS 16		0
Acquisitions - finance leases	0	0
Foreign exchange adjustments	4,962	(79,365)
Other non cash movements	(45,573)	(6,266)
Liabilities arising from financing activities, ending balance	(395,604)	(559,782)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(1,628,892)	(1,637,101)
Cash flows	(3,655)	(297,780)
Reclassifications	306,414	306,262
Effect of initial recognition under IFRS 16		0
Acquisitions - finance leases	0	0
Foreign exchange adjustments	0	0
Other non cash movements	(1,156)	(273)
Liabilities arising from financing activities, ending balance	$ (1,327,289)	$ (1,628,892)